THE MAINSTAY GROUP OF FUNDS

MainStay Institutional Bond Fund
MainStay Principal Preservation Fund

Supplement dated August 7, 2008 ("Supplement")
to the Prospectus dated February 28, 2008 ("Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus for MainStay Institutional Bond Fund and MainStay Principal Preservation Fund, each a series of The MainStay Funds. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the Internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

1.
Effective August 1, 2008, the "Portfolio Managers" section on page 147 of the Prospectus is revised to amend the portfolio manager listing for the MainStay Institutional Bond Fund and MainStay Principal Preservation Fund as follows:

Institutional Bond Fund - Adam Blankman
Principal Preservation Fund - David Bader

2.	The biography of Joanna Karger is deleted under the section entitled "Portfolio Manager Biographies" on page 149 of the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR YOU REFERENCE.

THE MAINSTAY FUNDS

Supplement dated August 7, 2008 ("Supplement")
to the Statement of Additional Information dated February 28, 2008 ("SAI")

This Supplement updates certain information contained in the above-dated SAI for the MainStay Institutional Bond Fund and MainStay Principal Preservation Fund, each a series of The MainStay Funds (and collectively the “Funds”). You may obtain copies of the Funds’ Prospectus and SAI free of charge, upon request, by calling toll-free 800- MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the Internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

Delete all references to Joanna Karger in the SAI, including the references on pages 80 and 83.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR REFERENCE.